Employee Headcount - (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-Current Assets by Region
Cloud and software	14,557	13,646	13,080
Services	18,691	18,770	18,672
Research and development	37,965	37,590	36,444
Sales and marketing	26,823	26,983	27,728
General and administration	7,337	6,971	6,704
Infrastructure	5,277	5,161	4,975
SAP Group at period end	110,650	109,121	107,602
thereof acquisitions	375	912	558
SAP Group (months' end average)	109,211	107,155	106,043
EMEA
Non-Current Assets by Region
Cloud and software	4,665	4,543	4,389
Services	8,331	8,485	8,178
Research and development	18,589	18,819	18,086
Sales and marketing	12,031	12,042	12,086
General and administration	4,057	3,836	3,619
Infrastructure	3,164	3,076	2,834
SAP Group at period end	50,837	50,801	49,191
thereof acquisitions	288	413	421
SAP Group (months' end average)	49,685	49,764	48,222
Americas
Non-Current Assets by Region
Cloud and software	4,511	4,339	4,266
Services	4,546	4,719	5,013
Research and development	5,845	5,677	5,884
Sales and marketing	9,829	9,801	10,300
General and administration	1,924	1,836	1,777
Infrastructure	1,104	1,164	1,274
SAP Group at period end	27,760	27,536	28,515
thereof acquisitions	74	414	138
SAP Group (months' end average)	27,823	27,394	28,239
APJ
Non-Current Assets by Region
Cloud and software	5,381	4,764	4,426
Services	5,813	5,566	5,481
Research and development	13,531	13,094	12,474
Sales and marketing	4,963	5,139	5,342
General and administration	1,356	1,300	1,307
Infrastructure	1,008	921	867
SAP Group at period end	32,053	30,784	29,897
thereof acquisitions	13	86	0
SAP Group (months' end average)	31,703	29,997	29,582